                                                    Travelers Series Trust
                                        Supplement dated September 2, 1999
                                           to Prospectus dated May 1, 1999



                         Federated Stock Portfolio


The information in the prospectus regarding the management of the above Travelers Series Trust fund is replaced with the following:


Federated Stock Portfolio

Portfolio Managers: Michael P. Donnelly and Kevin R. McCloskey

----------------------------------------------------------------------------------------
         Fund                   Portfolio Manager               Business Experience
                                 and Subadviser                  (1994 to present)
----------------------------------------------------------------------------------------
Federated Stock Portfolio    Michael P. Donnelly              Vice President, Federated
                             (since 11/97)                    Investment Counseling
                             Federated Investment Counseling
                             ("FIC")
                             Federated Investors Tower
                             Pittsburgh, PA 15222-3779

                             Kevin R. McCloskey                Vice President, Federated
                             (since 8/99)                      Investment Counseling
                             FIC
                                                               Portfolio Manager,
                                                               Killian Asset Management
                                                               Corporation






Form L-21267